Schedule of Antidilutive Shares (Details) - shares	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	41,564,036	28,642,125	45,719,373	28,508,497
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	25,705,732	15,518,780
Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,500,000	4,785,618
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,517,500		4,872,500
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,726,187	5,647,935	9,546,008	4,463,253
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,114,617	2,689,792	2,452,324	2,740,846
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			9,000,000	9,000,000
Other Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			15,705,732	7,518,780
Earnout shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			3,500,000	3,500,000
RaGE Earnout [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			642,809	1,285,618